FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Oct. 05, 2016	Dec. 31, 2015	Jan. 31, 2013	Feb. 10, 2011
Assets:
Available-for-sale securities	$ 118,489		$ 199,594
Swap contracts short term receivables fair value disclosure	110
Interest rate/currency swap contracts - long term receivables	6,042		800
Total assets	124,641		200,394
Liabilities:
Floating rate NOK bonds due 2017	65,955		63,719
Floating Rate NOK Bonds due 2019	86,026		79,549
Unsecured convertible bonds	224,366
Interest rate/ currency swap contracts – short-term payables	39,309
Interest rate/ currency swap contracts – long-term payables	61,456		113,642
Total liabilities	678,318		753,246
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Interest rate				3.25%
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Liabilities:
Interest rate					3.75%
Senior Unsecured Convertible Bonds due 2021 [Member]
Liabilities:
Interest rate		5.75%
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Assets:
Available-for-sale securities	118,489		199,594
Total assets	118,489		199,594
Liabilities:
Floating rate NOK bonds due 2017	65,955		63,719
Floating Rate NOK Bonds due 2019	86,026		79,549
Total liabilities	577,553		639,604
Significant Other Observable Inputs (Level 2) [Member] | Recurring Basis [Member]
Assets:
Swap contracts short term receivables fair value disclosure	110
Interest rate/currency swap contracts - long term receivables	6,042		800
Total assets	6,152		800
Liabilities:
Interest rate/ currency swap contracts – short-term payables	39,309
Interest rate/ currency swap contracts – long-term payables	61,456		113,642
Total liabilities	100,765		113,642
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Assets:
Available-for-sale securities			0
Total assets	0		0
Liabilities:
Total liabilities	0		0
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Liabilities:
Unsecured convertible bonds			118,021
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds			118,021
Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Unsecured convertible bonds	201,206
Senior Unsecured Convertible Bonds Due 2018 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	201,206		378,315
Senior Unsecured Convertible Bonds due 2021 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	224,366
Estimate of Fair Value Measurement [Member]
Assets:
Available-for-sale securities	118,489		199,594
Swap contracts short term receivables fair value disclosure	110		0
Interest rate/currency swap contracts - long term receivables	6,042		800
Liabilities:
Floating rate NOK bonds due 2017	65,955		63,719
Floating Rate NOK Bonds due 2019	86,026		79,549
Interest rate/ currency swap contracts – short-term payables	39,309		0
Interest rate/ currency swap contracts – long-term payables	61,456		113,642
Estimate of Fair Value Measurement [Member] | 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Liabilities:
Unsecured convertible bonds	0		118,021
Estimate of Fair Value Measurement [Member] | Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Unsecured convertible bonds	201,206		378,315
Estimate of Fair Value Measurement [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Liabilities:
Unsecured convertible bonds	$ 224,366		$ 0